August 1, 2011
VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Tweedy, Browne Fund Inc. (the "Company")
File Nos: 33-57724 and 811-7458

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Company does not differ from that contained in Post-Effective Amendment No. 31 (the "Amendment") to the Company's Registration Statement on Form N-1A. This Amendment was filed electronically on July 29, 2011 as Accession No. 0001206774-11-001658.

     Any comments on this filing should be directed to the undersigned at (617) 248-3617.

Very truly yours,

Teresa M.R. Hamlin Assistant Secretary

cc:	M. Gervase Rosenberger, Esq. Richard Prins, Esq.